UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  MARBLE HARBOR INVESTMENT COUNSEL, LLC

   Address:               101 FEDERAL STREET, SUITE 2210
                          BOSTON, MA  02110

   Form 13F File Number:  028-12079


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Paul R. Davis

   Title:                 Managing Partner

   Phone:                 617-956-6710

   Signature, Place, and Date of Signing:

     /s/ Paul R. Davis            Boston, MA
     -----------------          -------------             ----------
        (Signature)             (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                108

Form 13F Information Value Total (thousands):     $209739


List of Other Included Managers: NONE

Form 13F-HR Information Table

                                    Title of              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
Name of Issuer                        Class     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
--------------                        -----     -----    --------  -------  ---  ----  ----------  --------   ----   ------   ----
3M Company                          Common    88579Y101     4812     55446              SOLE                  54046           1400
Abbott Laboratories                 Common    002824100     9146    170808              SOLE                 157808          13000
Aflac Inc                           Common    001055102     1570     30560              SOLE                  22460           8100
Air Products & Chemicals Inc        Common    009158106     3890     48407              SOLE                  48407
Altria Group Inc                    Common    02209S103      499      7120              SOLE                   3620           3500
American Express                    Common    025816109     2127     34775              SOLE                  34275            500
American Intl Group Inc             Common    026874107     5604     80029              SOLE                  72804           7225
Amgen Inc                           Common    031162100     1519     27480              SOLE                  23880           3600
Anadarko Petroleum Corp             Common    032511107      384      7400              SOLE                   7400
Anheuser Busch Cos Inc              Common    035229103     1993     38224              SOLE                  36424           1800
Apache Corp                         Common    037411105      377      4625              SOLE                   1125           3500
Applied Neurosolutions              Common    03823Y104       60    300000              SOLE                                 300000
Archer-Daniels-Midland Co           Common    039483102      904     27338              SOLE                  27338
AT&T Inc New                        Common    00206R102     1989     47938              SOLE                  47338            600
Automatic Data Processing Inc       Common    053015103     4563     94161              SOLE                  81461          12700
Bank of America Corp                Common    060505104     2290     46841              SOLE                  28841          18000
Bank of New York Co                 Common    064057102      252      6090              SOLE                   6090
Berkshire Hathaway Inc Cl B         Common    084670207     1207       335              SOLE                    314             21
Boeing                              Common    097023105     1120     11650              SOLE                  11650
BP Plc Sponsored ADR                Common    055622104     2678     37135              SOLE                  37135
Bristol-Myers Squibb Co             Common    110122108      523     16600              SOLE                  16600
Broadridge Financial Solutions LLC  Common    11133T103      403     21113              SOLE                  17938           3175
CDN Superior Energy                 Common    136644101       36     11000              SOLE                                 11000
Chevron Corp                        Common    166764100      349      4147              SOLE                   3239            908
Cisco Systems Inc                   Common    17275R102      898     32250              SOLE                  29250           3000
Citigroup Inc                       Common    172967101     2535     49431              SOLE                  42482           6949
Coca-Cola Co                        Common    191216100     3347     64000              SOLE                  57300           6700
Colgate-Palmolove                   Common    194162103      315      4864              SOLE                   4864
Cooper Industries Inc               Common    G24182100      282      4940              SOLE                   4940
Dell Inc                            Common    24702R101      874     30626              SOLE                   1500          29126
Diageo PLC Sponsored ADR            Common    25243Q205      958                        SOLE                  11100            400
Duke Energy Holding Corp            Common    26441C105     1617     88396              SOLE                   4060          84336
E I Dupont Denemours & Co           Common    263534109     2590     50953              SOLE                  50953
Ebay Inc                            Common    278642103     2130     66200              SOLE                  56700           9500
Ecolab Inc                          Common    278865100      747     17510              SOLE                  12110           5400
Eli Lilly & Co                      Common    532457108      469      8400              SOLE                   7500            900
EMC Corp                            Common    268648102      850     47000              SOLE                  44000           3000
Emerson Electric                    Common    291011104     1837     39272              SOLE                  30072           9200
Expeditors Intl of Washington Inc   Common    302130109     1916     46400              SOLE                  39800           6600
Exxon Mobil Corp                    Common    30231G102    16991    202570              SOLE                 188510          14064
Fiserv Inc                          Common    337738108     2611     45975              SOLE                  37475           8500
Garmin Ltd                          Common    G37260109      214      2900              SOLE                   2900
General Electric                    Common    369604103    17476    456548              SOLE                 423544          33004
Genzyme Corp                        Common    372917104      225      3500              SOLE                   3500
Goldman Sachs Group Inc             Common    38141G104      466      2150              SOLE                   2150
Healthcare Realty Tr Inc            Common    421946104      569     20500              SOLE                  15300           5200
Hewlett-Packard Co                  Common    428236103      792     17770              SOLE                  17770
Home Depot Inc                      Common    437076102     1216     30912              SOLE                  25562           5350
Intel Corp                          Common    458140100     1699     71606              SOLE                  47546          24060

                                    Title of              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
Name of Issuer                        Class     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
--------------                        -----     -----    --------  -------  ---  ----  ----------  --------   ----   ------   ----
Intl Business Machines              Common    459200101     1919     18236              SOLE                  17436            800
Iron Mountain Inc                   Common    462846106     2701    103400              SOLE                  90200          13200
Johnson & Johnson                   Common    478160104     2690     43662              SOLE                  42162           1500
Johnson Controls Inc                Common    478366107     1088      9400              SOLE                   5900           3500
JP Morgan Chase & Co                Common    46625H100      909     18768              SOLE                  18372            396
Kellogg Co                          Common    487836108      428      8270              SOLE                   8270
Keycorp New                         Common    493267108      271      7912              SOLE                   7912
Kimberly-Clark Corp                 Common    494368103      992     14836              SOLE                  14236            600
Lincoln National Corp               Common    534187109      495      6978              SOLE                   6978
Linear Technology Corp              Common    535678106     4625    127850              SOLE                 110750          17100
McDonald's Corp                     Common    580135101     2369     46676              SOLE                  40376           6300
Medtronic Inc                       Common    585055106     2835     54675              SOLE                  49175           5500
Mellon Financial                    Common    58551A108      378      8600              SOLE                   8600
Merck & Co                          Common    589331107     1774     35626              SOLE                  31126           4500
Microsoft Corp                      Common    594918104     3561    120858              SOLE                 107458          13400
Molex Inc Cl A                      Common    608554200     2824    106395              SOLE                  89795          16600
Moody's Corp                        Common    615369105      373      6000              SOLE                   6000
MRV Communications Inc              Common    553477100       39     12000              SOLE                  12000
Nestle's A Spons ADR                Common    641069406      456      4800              SOLE                   4000            800
Nokia Corp Spons ADR                Common    654902204      281     10000              SOLE                  10000
Novellus Systems Inc                Common    670008101      226      8000              SOLE                                  8000
O'Reilly Automotive Inc             Common    686091109      402     11000              SOLE                   9700           1300
Pall Corp                           Common    696429307      459     10000              SOLE                  10000
Pepsico Inc                         Common    713448108     5155     79503              SOLE                  75853           3650
Pfizer Inc                          Common    717081103     3767    147336              SOLE                 139536           7800
Procter & Gamble Co                 Common    742718109    13433    219545              SOLE                 210400           9145
Progressive Corp (Ohio)             Common    743315103      464     19400              SOLE                   7500          11900
Qualcomm Inc                        Common    747525103      258      5950              SOLE                   5950
Rockwell Collins Inc                Common    774341101      249      3525              SOLE                   3525
Rohm & Haas Co                      Common    775371107     1038     19000              SOLE                  19000
Royal Dutch Shell PLC Spons ADR A   Common    780259206     1174     14460              SOLE                  11960           2500
Schlumberger Ltd NV                 Common    806857108     3334     39258              SOLE                  36358           2900
Servicemaster Co                    Common    81760N109     2141    138500              SOLE                 117700          20800
Sigma-Aldrich Corp                  Common    826552101     1105     25900              SOLE                  25900
Sky Financial Group Inc             Common    83080P103     2410     86528              SOLE                  86528
SLM Corp                            Common    78442P106      322      5600              SOLE                   5100            500
Spectra Energy Corp                 Common    847560109     1119     43126              SOLE                    958          42168
Staples Inc                         Common    855030102     2149     90562              SOLE                  86362           4200
Stericycle Inc                      Common    858912108      929     20900              SOLE                  12700           8200
Stryker Corp                        Common    863667101     1064     16875              SOLE                  12975           3900
Sysco Corp                          Common    871829107      357     10850              SOLE                   4350           6500
Target Corp                         Common    87612E106      980     15415              SOLE                  13075           2340
Teva Pharmaceutical Inds ADR        Common    881624209     1537     37275              SOLE                  36075           1200
Tyco International Ltd              Common    G9143X208     1613     47760              SOLE                  47760
Unilever NV NY Shs New              Common    904784709      757     24426              SOLE                  24426
United Parcel Service Cl B          Common    911312106     1025     14050              SOLE                  11250           2800
United Technologies Corp            Common    913017109      998     14084              SOLE                  14084
Vanguard Emerging Markets ETF       Common    922042858      484      5310              SOLE                   5310
Verizon Communications              Common    92343V104      405      9850              SOLE                   9665            185
Vodafone Group PLC Spons ADR        Common    92857W209     1837     54630              SOLE                  49118           5512
Vornado Realty Trust                Common    929042109      274      2500              SOLE                   1500           1000

                                    Title of              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
Name of Issuer                        Class     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
--------------                        -----     -----    --------  -------  ---  ----  ----------  --------   ----   ------   ----
Wal-Mart Stores Inc                 Common    931142103     3132     65120              SOLE                  54120          11000
Walgreen Co                         Common    931422109     2960     68003              SOLE                  62703           5300
Walt Disney Holding Co              Common    254687106      354     10385              SOLE                  10385
Wells Fargo & Co                    Common    949746101     2368     67338              SOLE                  62838           4500
Wisconsin Energy Corp               Common    976657106      331      7500              SOLE                   7500
Wm Wrigley Jr. Co                   Common    982526105     1070     19354              SOLE                  18979            375
Wyeth                               Common    983024100     3580     62448              SOLE                  58100           4348
Zimmer Holdings Inc                 Common    98956P102     1552     18286              SOLE                  16686           1600